EQUITY INVESTMENTS (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Equity method investment		6,173	3,712
Cost method investment		18,721	18,721
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 4,049	24,894	22,433